Royalty Purchase and Sale Agreement (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Royalty Purchase and Sale Agreement
Schedule of activity of the HCR agreement

The following table summarizes the activity of the HCR Agreement (in thousands):

Royalty purchase and sale agreement balance at December 31, 2023	$37,079
Payments	(1,989)
Non-cash interest expense	5,852
October 1st payment included in accounts payable and accrued expenses	(359)
Balance at September 30, 2024	$40,583

Effective interest rate	20.90%

The following table summarizes the activity of the HCR Agreement (in thousands):

HCR Agreement (including milestone payment received in December 2023)	$37,500
Issuance costs	(1,025)
Non-cash interest expense	604
Balance at December 31, 2023	$37,079

Effective interest rate	22.6%